UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05340
Name of Registrant: Vanguard New Jersey Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2017
Item 1: Schedule of Investments

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
New Jersey (99.0%)
Atlantic City NJ GO	4.000%	11/1/17	3,965	3,848
Atlantic City NJ GO	5.000%	11/1/22	3,000	2,790
Atlantic City NJ GO	4.000%	11/1/23 (4)	1,425	1,512
Atlantic City NJ GO	5.000%	3/1/26 (15)	250	294
Atlantic City NJ GO	5.000%	3/1/32 (15)	750	866
Atlantic City NJ GO	5.000%	3/1/37 (15)	1,000	1,133
Atlantic City NJ GO	5.000%	3/1/42 (15)	1,250	1,405
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/28 (4)	3,000	3,605
Bayonne NJ GO	5.750%	7/1/19 (Prere.)	7,500	8,173
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/20	455	499
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/39	4,000	4,652
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/29	275	316
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste
Project)	5.000%	10/1/27	4,100	4,812
Burlington County NJ Bridge Commission
Revenue (Lutheran Home at Moorestown
Project) VRDO	0.800%	9/7/17 LOC	1,905	1,905
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/28	1,500	1,696
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/29	3,500	3,932
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/30	2,900	3,239
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/31	2,500	2,777
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/32	2,500	2,770
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/33	1,000	1,105
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/34	1,500	1,654
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	12,625	14,245
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/32	6,035	6,850

Camden County NJ Improvement Authority
Revenue	5.000%	1/15/28	3,600	4,065
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/29	3,225	3,627
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/27	2,000	2,375
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/28	2,250	2,653
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	9,980	11,208
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/29	300	353
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	1,500	1,806
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	500	583
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/33	2,250	2,684
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/34 (15)	2,660	2,837
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/35	4,495	5,314
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/42	9,000	10,489
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/47	5,500	6,379
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/21	3,160	3,409
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	4,335	4,803
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	2,660	2,932
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	15,000	17,316
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	2,500	2,875
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/28 (4)	6,535	4,616
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	18,545	22,743
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/27 (15)	1,470	1,751
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/27 (4)	1,500	1,825
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/28 (4)	1,500	1,806
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/29 (4)	1,500	1,792
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/30	3,910	4,495
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/30 (4)	1,200	1,426
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/31	1,950	2,232

Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/32	1,775	2,034
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/33	2,275	2,597
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/34	1,200	1,368
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	4.000%	7/1/42 (4)	2,000	2,069
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/44	1,500	1,682
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	375	382
Hudson County NJ Improvement Authority
Essential Purpose Pooled Governmental Loan
Revenue VRDO	0.740%	9/7/17 LOC	2,100	2,100
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	5/1/41	5,500	6,384
Hudson County NJ Improvement Authority
Lease Revenue	5.250%	5/1/51	7,000	8,159
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	5.750%	1/1/35	2,000	2,189
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	6.000%	1/1/40	3,000	3,271
Jersey City NJ GO	5.000%	11/1/31	510	614
Jersey City NJ GO	5.000%	11/1/33	415	496
Jersey City NJ GO	4.000%	11/1/34	2,000	2,163
Jersey City NJ GO	4.000%	11/1/35	1,155	1,246
Jersey City NJ GO	4.000%	11/1/36	1,765	1,899
Jersey City NJ GO	5.000%	11/1/37	1,000	1,180
Mercer County NJ Improvement Authority
Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,836
Middlesex County NJ COP	4.000%	6/15/28	350	401
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	5.875%	8/1/18 (Prere.)	1,000	1,047
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	6.000%	8/1/18 (Prere.)	3,900	4,086
Monroe Township NJ Board of Education GO	5.000%	3/1/38	3,000	3,435
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	701
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	524
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	639
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	671
1 New Brunswick NJ Parking Authority Revenue	4.000%	9/1/37 (4)	2,000	2,106
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39 (15)	2,000	2,325
New Jersey Building Authority Revenue	4.000%	6/15/26 (Prere.)	395	464
New Jersey Building Authority Revenue	4.000%	6/15/30	605	617
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/28 (4)	2,000	2,260
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/29 (4)	2,500	2,812
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/30 (4)	2,950	3,301
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/31 (4)	1,500	1,672
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/32 (4)	1,250	1,389

New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.250%	11/1/44	13,930	14,546
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	4,650	5,310
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	7,150	8,132
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	2,375	2,662
New Jersey Economic Development Authority
Revenue	4.125%	6/15/26	2,500	2,642
New Jersey Economic Development Authority
Revenue	4.125%	6/15/27	2,750	2,880
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	5,000	5,840
New Jersey Economic Development Authority
Revenue	5.500%	6/15/30	9,000	10,469
New Jersey Economic Development Authority
Revenue	5.500%	6/15/31	5,475	6,337
New Jersey Economic Development Authority
Revenue	5.250%	6/15/32	10,000	11,012
New Jersey Economic Development Authority
Revenue	5.250%	6/15/33	6,000	6,586
New Jersey Economic Development Authority
Revenue	5.250%	6/15/40	10,000	10,997
New Jersey Economic Development Authority
Revenue	5.000%	6/15/41	4,250	4,567
New Jersey Economic Development Authority
Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	2,136
New Jersey Economic Development Authority
Revenue (Biomedical Research Facilities)	5.000%	7/15/27	1,000	1,119
New Jersey Economic Development Authority
Revenue (Biomedical Research Facilities)	5.000%	7/15/28	1,000	1,111
New Jersey Economic Development Authority
Revenue (Biomedical Research Facilities)	5.000%	7/15/30	1,000	1,095
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,056
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	2,500	2,778
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,539
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	8,500	9,221
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,152
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,500
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.250%	1/1/44	5,350	5,584
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	7,006
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	6,000	7,046
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	2,940
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	1,800	1,800

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17 (ETM)	120	121
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	665	689
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	1,560	1,646
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/19 (Prere.)	7,705	8,350
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	4,065	4,394
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	8,000	8,647
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	810	862
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,239
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	3,550	3,818
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	3,005	3,440
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	1,210	1,385
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	3/1/21 (Prere.)	2,700	3,137
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	1,110	1,210
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	2,290	2,477
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	300	331
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	405
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	1,500	1,726
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,500	2,742
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/25 (4)	2,380	2,740
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	3,729
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	1,660	2,013
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	5,000	5,440
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/26	6,105	6,894
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,215
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	5,000	5,410
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	1,000	1,065
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	21,965	23,648
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/28	8,465	9,927

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,601
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	7,500	8,038
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	8,515
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	3,815	3,995
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	6,786
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/30	6,975	7,539
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.750%	6/15/31	2,270	2,434
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/31	4,000	4,307
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,397
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	4,005	4,248
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	3,930
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/33 (4)	1,500	1,658
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/34	2,685	2,889
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	12,095	12,762
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	5,264
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	11,485	12,182
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.910%	9/7/17 (12)	1,235	1,235
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	4.000%	7/1/24	2,000	2,155
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	5.000%	7/1/29	2,000	2,193
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	6,025	6,385
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/38	700	739
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/47	7,595	7,960
New Jersey Economic Development Authority
Revenue(Jewish Community Foundation of
Metro West NJ Inc.) VRDO	0.940%	9/7/17 LOC	5,400	5,400
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Kean University Student
Housing Project)	5.000%	7/1/32	1,100	1,217

New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Kean University Student
Housing Project)	5.000%	7/1/37	600	653
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Kean University Student
Housing Project)	5.000%	7/1/47	1,500	1,615
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	1,390	1,422
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	1,440	1,571
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	1,160	1,270
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/42	8,280	9,037
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/30	2,515	2,760
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/35	2,000	2,162
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	13,000	13,878
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.500%	9/1/17	2,400	2,400
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	3,580	3,767
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/28	1,000	1,179
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/29	750	877
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/32	1,000	1,065
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/33	1,250	1,325
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/38	1,250	1,399
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/43	2,500	2,780
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/27	1,000	1,003
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	1,002
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/1/21	4,335	4,747

New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/27 (4)	885	1,054
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,980	3,188
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	12,500	13,454
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/28	2,500	3,011
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/29	2,500	2,989
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/30	2,500	2,974
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/31	2,500	2,960
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/32	4,920	5,639
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	75	88
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	3,170	3,619
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/34	2,000	2,280
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/35	2,100	2,386
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/36	1,150	1,306
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/39	8,000	9,029
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/40	4,000	4,504
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/45	1,000	1,121
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,088
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/28	4,780	5,899
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/32	3,000	3,715
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/33	6,620	8,165
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,380
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,604
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,679
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,757
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/33 (4)	2,500	2,944
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/34 (4)	2,500	2,930
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,279
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/40	2,150	2,421

New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,625
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/27 (4)	2,000	2,426
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/30 (4)	565	669
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/31	1,165	1,334
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	430	491
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,129
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/34	850	969
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/37	1,445	1,632
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/38	1,200	1,343
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/42	2,900	3,352
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,668
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	4.000%	7/1/47	6,000	6,268
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/29	1,320	1,584
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/32	1,720	2,032
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/33	1,230	1,446
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/34	1,340	1,563
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/42	2,000	2,294
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/47	1,750	1,999
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/28	3,000	3,469
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/30	4,000	4,565
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/31	4,150	4,710
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/33	1,475	1,661
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/34 (4)	1,475	1,706
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/35 (4)	2,100	2,420
New Jersey Educational Facilities Authority
Revenue (Stockton University)	4.000%	7/1/36 (4)	1,800	1,885
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/41	3,000	3,299
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	65	72
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	8,082

New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/30 (15)	1,000	1,184
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/31 (15)	2,145	2,514
1 New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/37 (4)	1,450	1,684
1 New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/42 (4)	1,750	2,014
New Jersey GO	5.000%	6/1/28	2,180	2,494
New Jersey GO	5.000%	6/1/29	4,955	5,693
New Jersey GO	5.000%	6/1/31	4,590	5,173
New Jersey GO	5.000%	6/1/31	4,000	4,534
New Jersey GO	5.000%	6/1/32	2,760	3,101
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/27	11,095	12,063
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/33	5,085	5,409
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/21 (Prere.)	1,500	1,780
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/27	95	98
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/28	750	900
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/29	1,010	1,206
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/30	500	594
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/31	300	354
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	4.000%	7/1/41	16,050	16,580
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/44	22,730	25,178
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	4.000%	7/1/34	1,280	1,355
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	4.000%	7/1/36	5,000	5,245
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20 (Prere.)	2,170	2,376
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20 (Prere.)	1,335	1,460
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20 (Prere.)	1,330	1,455
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20 (Prere.)	2,025	2,217
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/27	1,335	1,637

New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/28	6,095	7,401
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/29	4,885	5,885
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/31	2,335	2,776
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/35	4,000	4,684
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/37	6,755	7,873
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/38	2,500	2,909
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/39	5,000	5,804
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/52	3,000	3,425
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/57	3,000	3,425
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.250%	7/1/57	4,000	4,683
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	5.000%	7/1/25	3,215	3,485
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	7,765	8,063
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	2,505	2,678
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/31	700	796
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/32	800	907
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/33	1,585	1,791
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/34	1,415	1,595
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/45	4,050	4,484
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/35	2,500	2,909

New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/36	2,365	2,745
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/37	2,000	2,316
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/42	3,000	3,444
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	4.000%	7/1/47	5,000	5,143
2 New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group) TOB VRDO	0.940%	9/7/17	4,490	4,490
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/28	5,000	5,939
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/30	5,000	5,858
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/33	2,220	2,568
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/34	2,725	3,143
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	4.000%	7/1/41	3,700	3,837
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/46	2,000	2,260
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/31	2,910	3,199
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/37	4,960	5,364
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/42	1,750	1,883
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/18 (Prere.)	4,115	4,258
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/18 (Prere.)	560	579
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	2,000	2,294
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	2,225	2,535
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	1,310	1,508
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	3,635	4,121

New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/32	2,000	2,251
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/23 (Prere.)	1,700	2,054
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.250%	7/1/23 (Prere.)	1,645	2,010
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.500%	7/1/23 (Prere.)	5,365	6,632
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/27	1,000	1,199
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/31	2,000	2,330
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/32	2,630	3,053
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/33	3,340	3,849
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/34	2,190	2,509
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/39	5,000	5,663
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	1/1/20 (Prere.)	5,500	6,022
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/32	1,000	1,155
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/33	2,150	2,477
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/34	1,200	1,378
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.250%	7/1/35	7,070	8,127
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/39	3,500	3,969
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/43	4,000	4,515
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.500%	7/1/43	8,000	9,267
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/31	7,500	8,764

New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/33	5,000	5,800
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/43	22,400	25,462
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,195
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/21 (Prere.)	2,000	2,290
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/21 (Prere.)	5,260	6,144
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/21 (Prere.)	2,330	2,722
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/28	1,500	1,719
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/29	1,335	1,519
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/30	1,100	1,244
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/31	1,200	1,350
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/34	1,250	1,265
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/35	3,185	3,545
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/36	1,000	1,110
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/41	3,500	3,851
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/48	12,000	11,931
New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke's Warren
Hospital Obligated Group)	4.500%	8/15/43	5,800	6,024
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/27	1,165	1,361
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/28	1,000	1,159
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/29	2,875	3,307

New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/30	800	912
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/30	2,745	3,137
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/22 (4)	1,000	1,159
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/27 (4)	2,000	2,376
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/29 (4)	1,950	2,283
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/30 (4)	1,650	1,919
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	4,170	4,395
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/46 (4)	7,950	8,952
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/26	7,600	8,896
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/27	4,000	4,637
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/28	3,000	3,443
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/29	2,410	2,747
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,010	3,259
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,210	3,452
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.520%	9/1/17 LOC	15,200	15,200
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	2,860	3,051
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	855	913
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	855	912
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	7,175	7,659
2 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	1.010%	9/7/17	2,000	2,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.750%	11/1/45	1,000	1,006
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.900%	11/1/50	3,000	3,046
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	1,855	1,919
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	60	60
New Jersey Institute of Technology Revenue	5.000%	7/1/22 (Prere.)	460	542
New Jersey Institute of Technology Revenue	5.000%	7/1/22 (Prere.)	2,115	2,493
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,040	1,175
New Jersey Institute of Technology Revenue	5.000%	7/1/40	6,910	7,863
New Jersey Institute of Technology Revenue	5.000%	7/1/42	4,810	5,363
New Jersey Institute of Technology Revenue	5.000%	7/1/45	9,090	10,289
New Jersey Transportation Corp. GAN	5.000%	9/15/19	5,000	5,318

New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/19	2,000	2,114
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	2,000	2,157
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	7,850	8,822
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	6,150	6,852
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	5,685	6,290
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	7,995	8,792
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	4,750	4,859
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	4,500	4,900
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/27	11,245	12,210
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/31	1,500	1,633
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	10,000	10,651
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/33	4,500	4,785
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	2,850	2,994
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	10,550	11,281
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	6,575	6,953
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,400	5,905
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	7,700	8,392
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	3,585	3,785
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/45	1,000	1,069
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	5,385	5,753
3 New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	1,856
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	5,381
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,900	3,119
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	8,461
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,426
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	4,915	3,388
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,310
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	5,584

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28 (2)	755	489
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	13,730	8,534
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,955	2,458
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	2,785	2,997
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29 (4)	16,970	10,793
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	13,810	8,131
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,269
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	5,755
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	6,000	6,520
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	11,500	6,115
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31 (14)	4,190	2,376
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	16,275	17,626
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	5,000	5,531
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	34,280	18,851
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	40	20
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	330	167
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	1,439
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	2,399
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,265	3,759
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	385	427
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	100	43
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	3,000	3,173
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	6,675	2,730
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	85	33
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,265	490
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	5,510
3 New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,209
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,528

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	8,000	8,516
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	15,535	16,214
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.840%	9/7/17 LOC	3,400	3,400
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	1,225	1,293
New Jersey Turnpike Authority Revenue	5.250%	1/1/19 (Prere.)	10,000	10,588
New Jersey Turnpike Authority Revenue	5.000%	1/1/20 (Prere.)	6,400	7,003
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	5,000	5,720
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	2,000	2,424
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	3,000	3,588
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,000	3,519
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	3,000	3,508
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	8,500	9,682
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	4,000	4,785
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	3,000	3,495
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	5,000	5,902
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	2,000	2,154
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	5,000	5,620
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	4,000	4,711
New Jersey Turnpike Authority Revenue	4.000%	1/1/36	650	697
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	2,275	2,392
New Jersey Turnpike Authority Revenue	4.000%	1/1/37	2,500	2,684
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	17,355	19,648
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	8,595	9,680
New Jersey Turnpike Authority Revenue	4.000%	1/1/45	3,000	3,122
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	14,360	16,482
2 New Jersey Turnpike Authority Revenue TOB
VRDO	0.890%	9/7/17	4,170	4,170
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	4.000%	1/1/37	8,500	9,181
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	490	499
Passaic County NJ Improvement Authority
Government Loan Revenue (City of Paterson
Project)	5.000%	6/15/34	1,000	1,178
Passaic County NJ Improvement Authority
Government Loan Revenue (City of Paterson
Project)	5.000%	6/15/35	1,200	1,410
Passaic Valley NJ Water Commission Revenue	5.000%	12/15/32 (4)	1,385	1,612
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,585
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	4,000	4,900
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/30	3,000	3,631
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/31	5,000	6,155
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/34	7,000	8,179
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/35	2,000	2,418
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/36	5,000	6,025

Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	4,090	4,763
Port Authority of New York & New Jersey
Revenue	4.000%	10/15/45	2,500	2,653
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/47	4,000	4,693
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	5,250	6,128
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	10,000	11,823
Port Authority of New York & New Jersey
Revenue	5.000%	5/15/57	3,000	3,506
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,511
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,364
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,594
Rutgers State University New Jersey Revenue	5.000%	5/1/28	4,000	4,634
Rutgers State University New Jersey Revenue	5.000%	5/1/30	5,000	5,753
Rutgers State University New Jersey Revenue	5.000%	5/1/30	7,655	9,158
Rutgers State University New Jersey Revenue	5.000%	5/1/33	7,000	8,011
Rutgers State University New Jersey Revenue	5.000%	5/1/36	3,000	3,426
Rutgers State University New Jersey Revenue	5.000%	5/1/38	14,290	16,280
Rutgers State University New Jersey Revenue	5.000%	5/1/43	13,650	15,512
Rutgers State University New Jersey Revenue
VRDO	0.480%	9/1/17	12,170	12,170
South Jersey NJ Port Corp. Revenue	5.000%	1/1/39	1,690	1,807
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,363
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,380
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,195
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,478
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,571
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,281
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	4,250	4,691
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	2,050	2,252
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/30	150	169
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/39	5,000	5,485
2 New Jersey Turnpike Authority Revenue TOB
VRDO	0.940%	9/7/17	3,335	3,335
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	10,875	2,990
Union County NJ Improvement Authority Lease
Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,657

Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,471
				2,073,172
Guam (0.4%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	2,200	2,370
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	3,000	3,342
Guam Power Authority Revenue	5.000%	10/1/27	1,135	1,281
Guam Power Authority Revenue	5.000%	10/1/29	1,355	1,507
				8,500
Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	932
Total Investments (99.4%) (Cost $1,990,775)				2,082,604
Other Assets and Liabilities-Net (0.6%)				12,527
Net Assets (100%)				2,095,131

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2017.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate value of these securities was $18,630,000, representing 0.9% of net assets.
3 Securities with a value of $742,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2017	317	68,571	(1)
5-Year U.S. Treasury Note	December 2017	379	44,912	100
Ultra Long U.S. Treasury Bond	December 2017	9	1,522	13
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2017	(337)	(46,011)	(245)
10-Year U.S. Treasury Note	December 2017	(182)	(23,211)	(66)
				(199)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.

New Jersey Long-Term Tax-Exempt Fund

GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,082,604	—
Futures Contracts—Assets[1]	38	—	—
Futures Contracts—Liabilities[1]	(110)	—	—
Total	(72)	2,082,604	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At August 31, 2017, the cost of investment securities for tax purposes was $1,990,775,000. Net unrealized appreciation of investment securities for tax purposes was $91,829,000, consisting of

New Jersey Long-Term Tax-Exempt Fund

unrealized gains of $96,966,000 on securities that had risen in value since their purchase and $5,137,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard New Jersey Municipal Money Market Fund

Schedule of Investments (unaudited)
As of August 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
New Jersey (99.7%)
Bergen County NJ GO	3.000%	10/15/17	1,540	1,544
Bergenfield NJ BAN	2.000%	2/28/18	9,192	9,238
Branchburg Township NJ BAN	2.000%	10/6/17	4,509	4,513
Burlington County NJ BAN	5.000%	5/14/18	15,000	15,401
Burlington County NJ Bridge Commission
Revenue	2.000%	11/16/17	12,500	12,530
Burlington County NJ Bridge Commission
Revenue	2.000%	4/24/18	9,000	9,049
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.820%	9/7/17 LOC	46,500	46,500
Cherry Hill Township NJ BAN	2.500%	6/7/18	6,907	6,980
Cliffside Park NJ BAN	1.000%	10/20/17	9,619	9,620
Cranford Township NJ BAN	2.000%	5/18/18	9,500	9,558
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.780%	9/7/17 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.780%	9/7/17 LOC	5,000	5,000
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.800%	9/7/17 LOC	21,230	21,230
East Hanover Township NJ BAN	2.000%	8/17/18	5,000	5,042
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project)
VRDO	0.790%	9/7/17 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of Metro
West Inc. Project) VRDO	0.890%	9/7/17 LOC	9,615	9,615
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.780%	9/7/17 LOC	16,915	16,915
Fort Lee NJ BAN	2.000%	11/10/17	4,294	4,303
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	0.400%	9/1/17	19,385	19,385
Haddonfield NJ BAN	2.500%	6/22/18	5,000	5,055
Hazlet Township NJ School District GO	2.000%	9/15/17	7,500	7,502
Hudson County NJ BAN	2.500%	12/14/17	3,000	3,011
Hudson County NJ Improvement Authority
Essential Purpose Pooled Governmental Loan
Revenue VRDO	0.740%	9/7/17 LOC	11,650	11,650
1 Hudson County NJ Improvement Authority
Lease Revenue (Hudson County Vocational-
Technical Schools Project) TOB VRDO	0.830%	9/7/17	4,875	4,875
Hudson County NJ Improvement Authority
Pooled Revenue	2.000%	11/1/17	5,400	5,410
Hudson County NJ Improvement Authority
Pooled Revenue	2.250%	4/5/18	4,648	4,679
Hudson County NJ Improvement Authority
Pooled Revenue	2.250%	6/15/18	3,000	3,026
Lakewood Township NJ BAN	2.000%	12/5/17	6,925	6,941

Lawrence Township NJ BAN	2.000%	7/20/18	10,000	10,075
Mahwah Township NJ BAN	2.000%	8/3/18	7,625	7,688
Mercer County NJ BAN	2.000%	8/28/18	5,000	5,051
Middlesex County NJ BAN	2.000%	6/13/18	10,000	10,081
Monroe Township NJ BAN	2.000%	6/13/18	5,000	5,036
Morris Plains NJ BAN	2.250%	6/29/18	5,400	5,450
Mount Laurel Township NJ BAN	2.000%	3/7/18	9,100	9,144
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.760%	9/7/17 LOC	8,400	8,400
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	0.870%	9/1/17	5,545	5,545
New Jersey Economic Development Authority
Revenue (Cooper Health System Project)
VRDO	0.800%	9/7/17 LOC	12,600	12,600
New Jersey Economic Development Authority
Revenue (Stolthaven Project) VRDO	0.710%	9/7/17 LOC	25,000	25,000
New Jersey Economic Development Authority
Revenue Pollution Control Revenue (Exxon
Project) VRDO	0.430%	9/1/17	6,700	6,700
1 New Jersey Economic Development Authority
Revenue TOB VRDO	0.820%	9/7/17 LOC	45,000	45,000
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.430%	9/1/17	22,000	22,000
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.500%	9/1/17	20,700	20,700
New Jersey Economic Development Authority
Special Facility Revenue (Port Newark
Container) VRDO	0.810%	9/7/17 LOC	8,000	8,000
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.750%	9/7/17	15,500	15,500
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.810%	9/7/17	4,330	4,330
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.820%	9/7/17	3,330	3,330
1 New Jersey Environmental Infrastructure Trust
Revenue TOB VRDO	0.820%	9/7/17	4,530	4,530
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.770%	9/7/17 LOC	27,210	27,210
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.770%	9/7/17 LOC	30,400	30,400
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.800%	9/7/17 LOC	10,000	10,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.800%	9/7/17 LOC	6,285	6,285
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) VRDO	0.770%	9/7/17 LOC	25,140	25,140
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.790%	9/7/17 LOC	5,540	5,540

New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.790%	9/7/17 LOC	8,500	8,500
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.720%	9/7/17 LOC	10,500	10,500
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.800%	9/7/17 LOC	13,910	13,910
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	0.790%	9/7/17 LOC	10,610	10,610
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.480%	9/1/17 LOC	4,000	4,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.520%	9/1/17 LOC	5,600	5,600
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.750%	9/7/17 LOC	800	800
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.750%	9/7/17 LOC	32,780	32,780
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.810%	9/7/17	3,085	3,085
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.910%	9/7/17	24,810	24,810
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Lincoln Towers Project) PUT	1.300%	10/16/17	8,000	8,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.770%	9/7/17 LOC	6,615	6,615
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.800%	9/7/17 LOC	27,765	27,765
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.820%	9/7/17 LOC	50,700	50,700
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.800%	9/7/17	6,895	6,895
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.840%	9/7/17	44,200	44,200
North Brunswick Township NJ Board of
Education GO	2.000%	10/18/17	15,000	15,018
Ocean City NJ BAN	2.000%	6/14/18	5,000	5,037
Parsippany-Troy Hills Township NJ BAN	2.000%	9/21/17	7,000	7,005
Port Authority of New York & New Jersey
Revenue CP	0.950%	9/6/17	6,260	6,260
Port Authority of New York & New Jersey
Revenue CP	0.980%	9/12/17	5,000	5,000
Port Authority of New York & New Jersey
Revenue CP	0.940%	9/13/17	11,495	11,495
Port Authority of New York & New Jersey
Revenue CP	0.940%	9/20/17	5,000	5,000
Port Authority of New York & New Jersey
Revenue CP	0.930%	9/27/17	6,280	6,280
Port Authority of New York & New Jersey
Revenue CP	0.930%	9/27/17	5,385	5,385
Port Authority of New York & New Jersey
Revenue CP	0.960%	10/11/17	13,665	13,665

Port Authority of New York & New Jersey
Revenue CP	0.930%	10/19/17	7,600	7,600
Port Authority of New York & New Jersey
Revenue CP	0.930%	11/1/17	8,795	8,795
Port Authority of New York & New Jersey
Revenue CP	0.930%	11/9/17	2,585	2,585
Port Authority of New York & New Jersey
Revenue CP	0.890%	11/16/17	8,860	8,860
Port Authority of New York & New Jersey
Revenue CP	0.900%	12/12/17	8,495	8,495
Port Authority of New York & New Jersey
Revenue CP	0.900%	12/19/17	14,840	14,840
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.790%	9/7/17	3,750	3,750
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.790%	9/7/17	2,400	2,400
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.810%	9/7/17	2,470	2,470
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.820%	9/7/17	1,170	1,170
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.820%	9/7/17	3,500	3,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.840%	9/7/17	2,100	2,100
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.850%	9/7/17	1,000	1,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.870%	9/7/17	2,385	2,385
1 RBC MUNI PRODUCTS INC TRUST
FLOATERS-SER 2017-E-103 TOB	0.820%	9/7/17 LOC	55,000	55,000
Roseland NJ BAN	2.000%	5/8/18	6,284	6,317
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.790%	9/7/17	4,035	4,035
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.790%	9/7/17	2,315	2,315
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.790%	9/7/17	1,800	1,800
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.820%	9/7/17	11,780	11,780
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.820%	9/7/17	6,700	6,700
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.830%	9/7/17	14,800	14,800
Rutgers State University New Jersey Revenue
VRDO	0.480%	9/1/17	38,100	38,100
Secaucus NJ BAN	2.000%	8/10/18	4,627	4,667
Somerset County NJ BAN	2.000%	9/20/17	5,000	5,003
Summit NJ BAN	2.000%	4/6/18	11,578	11,639
Sussex County NJ GO	2.000%	6/27/18	7,300	7,353
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.400%	9/1/17	13,275	13,275
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.430%	9/1/17	15,470	15,470
1 Union County NJ Utilities Authority Revenue
TOB VRDO	0.790%	9/7/17	3,500	3,500
1 Union County NJ Utilities Authority Revenue
TOB VRDO	0.860%	9/7/17	8,815	8,815

Westfield NJ BAN	2.000%	11/10/17	7,290	7,305
Woodbridge Township NJ BAN	2.000%	8/17/18	2,450	2,474
Woodbridge Township NJ BAN	2.500%	8/17/18	2,500	2,537
Woodland Park NJ BAN	1.000%	9/1/17	8,414	8,414
				1,249,071
Total Tax-Exempt Municipal Bonds (Cost $1,249,071)				1,249,071
Total Investments (99.7%) (Cost $1,249,071)				1,249,071
Other Assets and Liabilities-Net (0.3%)				4,012
Net Assets (100%)				1,253,083

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate value of these securities was $217,480,000, representing 17.4% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.

New Jersey Municipal Money Market Fund

(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At August 31, 2017, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW JERSEY TAX FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 18, 2017
VANGUARD NEW JERSEY TAX FREE FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 18, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.